DESCRIPTION OF BUSINESS AND ORGANIZATION (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Powertech Holdings Company Limited [Member]
Principal activities	Investment holding	Investment holding
Place of incorporation and kind of legal entity	British Virgin Islands	British Virgin Islands
Particulars of registered/ paid up share	5,209,000 ordinary shares at par value of US$0.0001	5,209,000 ordinary shares at par value of US$0.0001
Effective interest held	100.00%	100.00%
Sinopower Holdings International Co. Limited [Member]
Principal activities	Sales and marketing	Sales and marketing
Place of incorporation and kind of legal entity	100%	Hong Kong
Particulars of registered/ paid up share	1,000 ordinary shares for HK$1,000	1,000 ordinary shares for HK$1,000
Effective interest held	100.00%	100.00%
SinoPower Solar Energy Engineering Co. Limited [Member]
Principal activities	Solar-related projects	Solar-related projects
Place of incorporation and kind of legal entity	Hong Kong	Hong Kong
Particulars of registered/ paid up share	10,000 ordinary shares for HK$10,000	10,000 ordinary shares for HK$10,000
Effective interest held	100.00%	100.00%
SinoPower Holding (Hong Kong) Co. Limited [Member]
Principal activities	Engineering design, installation and construction of solar power system and project development	Engineering design, installation and construction of solar power system and project development
Place of incorporation and kind of legal entity	Hong Kong	Hong Kong
Particulars of registered/ paid up share	1,000,000,000 ordinary shares for HK$10,000,001	1,000,000,000 ordinary shares for HK$10,000,001
Effective interest held	100.00%	100.00%
HongKong Hydroponics Company Limited [Member]
Principal activities	Operation of hydroponics projects	Operation of hydroponics business
Place of incorporation and kind of legal entity	Hong Kong	Hong Kong
Particulars of registered/ paid up share	10,000 ordinary shares for HK$10,000	10,000 ordinary shares for HK$10,000
Effective interest held	90.00%	90.00%
SinoPower Solar Energy Co. Limited [Member]
Principal activities	Dormant	Dormant
Place of incorporation and kind of legal entity	Hong Kong	Hong Kong
Particulars of registered/ paid up share	10,000 ordinary shares for HK$10,000	10,000 ordinary shares for HK$10,000
Effective interest held	100.00%	100.00%
SolarPower Investment Company Limited [Member]
Principal activities	Dormant	Dormant
Place of incorporation and kind of legal entity	Hong Kong	Hong Kong
Particulars of registered/ paid up share	10,000 ordinary shares for HK$10,000	10,000 ordinary shares for HK$10,000
Effective interest held	100.00%	100.00%
SinoPower Solar Investment Co. Limited [Member]
Principal activities	Dormant	Dormant
Place of incorporation and kind of legal entity	Hong Kong	Hong Kong
Particulars of registered/ paid up share	10,000 ordinary shares for HK$10,000	10,000 ordinary shares for HK$10,000
Effective interest held	100.00%	100.00%